Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 19	R 18
Retirement contributions	3	3
Bonuses	5	14
Exercise/settlement of share options	9	30
Key management personnel compensation	36	65
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 13	R 12